Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Options H (Options 2012 Plan H [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Option H1 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Options H [Line Items]
Weight average assumptions – expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.26%	1.87%
Expected life (years)	4 years 113 days	5 years 135 days
Expected volatility	59.29%	74.54%
Option H2 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Options H [Line Items]
Weight average assumptions – expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.43%	1.98%
Expected life (years)	4 years 295 days	5 years 317 days
Expected volatility	60.32%	74.54%
Option H3 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Options H [Line Items]
Weight average assumptions – expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.60%	2.09%
Expected life (years)	5 years 113 days	6 years 135 days
Expected volatility	64.83%	74.54%
Option H4 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Options H [Line Items]
Weight average assumptions – expected dividend yield		0.00%
Risk-free interest rate		1.82%
Expected life (years)		5 years 43 days
Expected volatility		74.54%
Option H5 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Options H [Line Items]
Weight average assumptions – expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.26%	1.93%
Expected life (years)	4 years 113 days	5 years 226 days
Expected volatility	59.29%	74.54%
Option H6 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Options H [Line Items]
Weight average assumptions – expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.43%	2.04%
Expected life (years)	4 years 295 days	6 years 43 days
Expected volatility	60.32%	74.54%